Schedule of Key Management Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
a) Paid or accrued professional fees to a company controlled by an officer of the Company		$ 81,807	$ 76,627	$ 98,901
b) Paid or accrued consulting fees to companies controlled by individual directors.	24,768	7,684	62,440	23,610
c) Paid or accrued wages and consulting fees to officers and directors	313,277	98,140	790,349	299,076
d) Share based compensation to directors and officers	$ 1,172,622	$ 1,714,506	$ 2,218,580	$ 1,714,506